Long-Term Loans	12 Months Ended
Dec. 31, 2024
Long-Term Loans [Abstract]
LONG-TERM LOANS

NOTE 11 – LONG-TERM LOANS

As of December 31, 2024, the long-term loans consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		38,095	$5,219	2023.04.27	2025.04.27	6.6528%
WeBank Shenzhen		155,556	21,311	2024.02.26	2026.02.23	6.8760%
WeBank Shenzhen		214,286	29,357	2024.03.29	2026.03.23	6.8760%
WeBank Shenzhen		904,762	123,952	2024.07.29	2026.07.23	6.0400%
WeBank Shenzhen		1,000,000	136,999	2024.09.11	2026.09.23	5.8300%
WeBank Shenzhen		280,000	38,360	2024.09.11	2026.09.23	5.8300%
WeBank Shenzhen		200,000	27,400	2024.11.04	2026.10.23	5.8300%
Longwan Rural Commercial Bank		1,200,000	164,399	2023.06.05	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	239,749	2023.06.05	2026.05.30	6.6%
Minsheng Bank		10,000,000	1,369,994	2024.08.06	2027.07.15	3.5%
Minsheng Bank		5,000,000	684,997	2024.08.13	2027.07.15	3.5%
Minsheng Bank		9,000,000	1,232,995	2024.08.16	2027.07.15	3.5%
Subtotal		29,742,698	4,074,733
Current portion of long-term loans		(1,179,047)	(161,529)
Total	RMB	28,563,651	$3,913,204

As of December 31, 2023, the long-term loans consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		309,740	$43,626	2023.01.17	2025.01.23	7.92%
WeBank Shenzhen		152,381	21,462	2023.04.27	2025.04.23	6.6528%
WeBank Shenzhen		271,429	38,230	2023.07.26	2025.07.23	7.4844%
WeBank Shenzhen		271,429	38,230	2023.07.26	2025.07.23	7.4844%
WeBank Shenzhen		271,429	38,230	2023.07.31	2025.07.23	7.2954%
WeBank Shenzhen		271,429	38,230	2023.07.31	2025.07.23	7.2954%
WeBank Shenzhen		190,476	26,828	2023.09.05	2025.08.23	7.2198%
WeBank Shenzhen		500,000	70,424	2023.09.12	2025.09.23	7.2198%
WeBank Shenzhen		200,000	28,169	2023.09.27	2025.09.23	7.5636%
Longwan Rural Commercial Bank		1,200,000	169,016	2023.06.05	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	246,482	2023.06.05	2026.05.30	6.6%
Minsheng Bank		9,500,000	1,338,047	2023.07.11	2026.07.03	4%
Subtotal		14,888,312	2,096,974
Current portion of long-term loans		(1,600,200)	(225,383)
Total	RMB	13,288,112	$1,871,591

As of December 31, 2024 and 2023, the long-term loans from Minsheng Bank were secured by the leased property from Ailefu, which is disclosed in Note 8 - Leases.

For the years ended December 31, 2024, 2023, and 2022, interest expenses on long-term loans amounted to $101,159, $245,897, and $212,451, respectively.